Note 10 - Concentrations of business risk (Detail) - Net Liquidity of the Company	12 Months Ended
	Dec. 31, 2011 CAD	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CAD	Dec. 31, 2011 USD ($)	Dec. 21, 2011 USD ($)	Dec. 21, 2011 CAD
Cash, cash equivalents and short term investments	9,184,134		46,785,518
Debt facility available (US$3,000,000)	3,051,000	3,000,000		3,000,000	3,000,000	3,051,000
Less: Debt facility repayments in first 12 months	(1,135,000)
Less: Accounts payable and accrued liabilities	(3,972,551)		(3,776,287)
	7,127,583		43,009,231